Offerings	Jun. 01, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share ("Common Stock")
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.01 per share ("Preferred Stock")
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 10,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,381.00
Offering Note	(1) Calculated pursuant to 457(o) under the Securities Act of 1933, as amended, based on the proposed maximum aggregate offering price. (2) The registrant previously registered securities at an aggregate offering price not to exceed $50,000,000 on a Registration Statement on Form S-3 (File No. 333-294296), which was filed by the registrant on March 13, 2026 and declared effective on March 23, 2026 (the "Prior Registration Statement"). In accordance with Rule 462(b) under the Securities Act of 1933, as amended, and General Instruction IV.A of Form S-3, an additional number of securities having a proposed maximum aggregate offering price of $10,000,000 is hereby registered on this Registration Statement on Form S-3 (the "Registration Statement"), representing no more than 20% of the maximum aggregate offering price of unsold securities under the Prior Registration Statement. In no event will the maximum aggregate offering price of all securities issued pursuant to this Registration Statement and the Prior Registration Statement exceed that registered under such registration statements.